Leases	12 Months Ended
Nov. 30, 2021
Leases [Abstract]
Leases	Leases
We enter into lease and sublease agreements primarily for office space across our geographic locations. Information related to operating leases in the Consolidated Statements of Financial Condition is as follows (in thousands, except lease term and discount rate):

	November 30,
	2021	2020

Property, equipment and leasehold improvements, net - ROU assets	$472,014	$507,046

Weighted average:
Remaining lease term (in years)	10.0 years	10.6 years
Discount rate	2.9%	3.0%

The following table presents the maturities of our operating lease liabilities and a reconciliation to the Lease liabilities included in the Consolidated Statements of Financial Condition at November 30, 2021 and 2020 (in thousands):

	November 30,
	2021	2020
Fiscal Year

2021	$—	$72,491
2022	75,384	76,987
2023	71,383	67,164
2024	67,039	63,476
2025	66,939	64,563
2026	64,105	57,906
2027 and thereafter	290,686	284,289
Total undiscounted cash flows	635,536	686,876
Less: Difference between undiscounted and discounted cash flows	(87,470)	(102,431)
Operating leases amount in the Consolidated Statement of Financial Condition	548,066	584,445
Finance leases amount in the Consolidated Statement of Financial Condition	229	362
Total amount in the Consolidated Statement of Financial Condition	$548,295	$584,807

The following table presents our lease costs (in thousands):

	Year Ended November 30,
	2021	2020

Operating lease costs (1)	$79,701	$77,452
Variable lease costs (2)	11,168	13,576
Less: Sublease income	(7,191)	(7,590)
Total lease cost, net	$83,678	$83,438
(1)    Includes short-term leases, which are not material.
(2)    Includes property taxes, insurance costs, common area maintenance, utilities, and other costs that are not fixed. The amount also includes rent increases resulting from inflation indices and periodic market rent reviews.

Consolidated Statement of Cash Flows supplemental information is as follows (in thousands):

	Year Ended November 30,
	2021	2020

Cash outflows - lease liabilities	$79,437	$73,300
Non-cash - ROU assets recorded for new and modified leases	30,246	22,460
The amortization of the ROU assets is included within Other adjustments on the Consolidated Statements of Cash Flows.

Rental expense, net of sublease rental income, was $65.6 million for the year ended November 30, 2019.

Leases	Leases
We enter into lease and sublease agreements primarily for office space across our geographic locations. Information related to operating leases in the Consolidated Statements of Financial Condition is as follows (in thousands, except lease term and discount rate):

	November 30,
	2021	2020

Property, equipment and leasehold improvements, net - ROU assets	$472,014	$507,046

Weighted average:
Remaining lease term (in years)	10.0 years	10.6 years
Discount rate	2.9%	3.0%

The following table presents the maturities of our operating lease liabilities and a reconciliation to the Lease liabilities included in the Consolidated Statements of Financial Condition at November 30, 2021 and 2020 (in thousands):

	November 30,
	2021	2020
Fiscal Year

2021	$—	$72,491
2022	75,384	76,987
2023	71,383	67,164
2024	67,039	63,476
2025	66,939	64,563
2026	64,105	57,906
2027 and thereafter	290,686	284,289
Total undiscounted cash flows	635,536	686,876
Less: Difference between undiscounted and discounted cash flows	(87,470)	(102,431)
Operating leases amount in the Consolidated Statement of Financial Condition	548,066	584,445
Finance leases amount in the Consolidated Statement of Financial Condition	229	362
Total amount in the Consolidated Statement of Financial Condition	$548,295	$584,807

The following table presents our lease costs (in thousands):

	Year Ended November 30,
	2021	2020

Operating lease costs (1)	$79,701	$77,452
Variable lease costs (2)	11,168	13,576
Less: Sublease income	(7,191)	(7,590)
Total lease cost, net	$83,678	$83,438
(1)    Includes short-term leases, which are not material.
(2)    Includes property taxes, insurance costs, common area maintenance, utilities, and other costs that are not fixed. The amount also includes rent increases resulting from inflation indices and periodic market rent reviews.

Consolidated Statement of Cash Flows supplemental information is as follows (in thousands):

	Year Ended November 30,
	2021	2020

Cash outflows - lease liabilities	$79,437	$73,300
Non-cash - ROU assets recorded for new and modified leases	30,246	22,460
The amortization of the ROU assets is included within Other adjustments on the Consolidated Statements of Cash Flows.

Rental expense, net of sublease rental income, was $65.6 million for the year ended November 30, 2019.